LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET	12 Months Ended
Dec. 31, 2021
LOAN FROM SHAREHOLDER
LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET

NOTE 13 — LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET

a.	In July 2016, the Israeli subsidiary entered into an agreement for a bank loan (hereinafter — the “First Loan”) in the amount of 2,000 for a period of 36 months, at an annual interest rate of LIBOR + 6.9%. Monthly principal payments are being paid for a period starting from May 2017 up to July 2019. For that purpose, the Company provided collateral to the bank. In addition, the Company has issued warrants for a period of 6 years. The warrant granted is for 400 to obtain fully paid and non-assessable shares of the Company with same right, preference and privileges as for such class and pro-rata right with other investors at a percentage of the lowest purchase price of any share issued or issuable pursuant to equity raising after the date of the warrant and the warrant is valid for six years after provision of the loan. These warrants have been classified as derivative liabilities and are recorded at the fair value.

According to the warrant agreement, the Exercise alternatives of the Bank include exercise for cash on the one hand and Cashless exercise (“Net Exercise”) on the other hand. However, the agreement also determines an Alternative Payment, in which in case of an Exit Transaction as defined the Warrant Agreement and/or in the event that the bank is required by the underwriter to exercise the warrants, the Bank may elect to waive all or any portion of the rights it may then have for the Payment of the Company of the Alternative Payment, as defined in the agreement up to $320K. This Alternative Payment is solely under the Bank’s discretion.

b.	In May 2019 and in March 2020, the Israeli subsidiary took out a loan including two portions from a bank in the amounts of 5 million and 3 million, respectively, for a period of 36 months (hereinafter: the “Second Loan”). The Second Loan carries an annual interest rate of monthly LIBOR + 6.9%. Monthly principal payments will commence in June 2020. In order to secure the Second Loan, the Company provided the bank with pledged deposits. In addition, the parent company provided the bank with a guarantee to secure all of the Company’s debts and obligations and issued warrants for a period of 10 years convertible to preferred C shares upon holder’s discretion, with a price of $ 625 for the first portion and $ 375 for the second portion.

According to the warrant agreement, the Exercise alternatives of the Bank include exercise for cash on the one hand and Cashless exercise (“Net Exercise”) on the other hand. However, the agreement also determines an Alternative Payment, in which in case of an Exit Transaction as defined the Warrant Agreement and/or in the event that the bank is required by the underwriter to exercise the warrants, the Bank may elect to waive all or any portion of the rights it may then have for the Payment of the Company of the Alternative Payment, as defined in the agreement up to $800K. This Alternative Payment is solely under the Bank’s discretion. Notwithstanding the above, in case that a Qualified Financing, as determined the Bank Warrant Agreement, has occurred prior to November 15, 2020 (“Determining Date”), then the Bank is entitled to exercise his warrants to the same class of shares in the Qualified Financing, with the same rights and exercise price.

The issuance of the loan together with the warrants is an issuance of a unit of financial instruments for accounting purposes. Accordingly, the warrants’ fair value was determined first independently to amount to $ 311 for July 2016 and $471 and $ 295 in May 2019 and March 2020 grants, respectively. Being a financial liability derivative, the warrants are measured at each reporting date at fair value with changes recorded in profit or loss. This fair value at initial recognition was subtracted from the proceeds of the loan, creating a discount on the loan and an effective interest rate was imputed to measure the loan at amortized cost at each balance sheet date. See also note 16.

NOTE 13 — LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET (continued)

c.

In April 2020, following the Corona pandemic, the Israeli subsidiary took out a five-year state-guaranteed bank loan on preferential terms bearing a yearly interest of premium plus 1.5%. In order to guarantee this loan, the company provided the bank with a cash deposit of 5% of the loan amount and a $ 1.1 million paternal guarantee.

d.

In September 2020, following the Corona pandemic, the Israeli subsidiary took out an additional five-year state-guaranteed loan with preferential terms bearing a yearly interest rate of prime plus 1.5%. In order to guarantee this loan, the company provided the bank with a cash deposit of 5% of the loan amount and a $ 0.9 million paternal guarantee.

e.

In April 2021 and in August 2021 the Company signed a USD 5 million and USD 2.3 million loan agreements, respectively, with a financial institution named Liquidity Capital II L.P. (“Liquidity”), with a repayment period of thirty (30) months. The loan bears a monthly interest of 16.4% on the outstanding balance with the following schedule: (i) First six (6) monthly installments of interest only and; (ii) Twenty-four (24) months thereafter equal monthly installments of the principal amount plus interest.

For that purpose, the Company granted to Liquidity a warrant for a period of eight (8) years, which, upon exercise, in whole or in part, in accordance with the following terms, will enable to receive preferred shares C of the Company (hereinafter — “the shares”), in a minimum value of USD 365 which might be adjusted upon certain future events. The exercise price per warrant share Shall be US$9.36, subject to adjustment from time to time pursuant to the terms of the Warrant. This fair value at initial recognition was subtracted from the proceeds of the loan, creating a discount on the loan and an effective interest rate was imputed to measure the loan at amortized cost at each balance sheet date. See also note 16.

	For the year ended
	December 31
	2021	2020
Long term loans from financial institutions	6,943	6,314
Current maturities	6,334	2,161

Financial covenants:

In accordance with the 2019 loan agreement of the Israeli subsidiary has undertaken that at any given time, it will hold at least 80% of its cash balance in Mizrahi-Tefahot Bank and in any case, the cash balance will not be less than $ 500,000; and in total, the Company’s consolidated cash balance will not decrease $2 million at any time. As of December 31, 2021, the Company and the Israeli subsidiary met these financial covenants.